Note 8 - Leases - Lease Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Operating lease cost	$ 117,267	$ 107,323
Amortization of right-of-use assets	3,249	1,169
Interest on lease liabilities	719	173
Variable lease cost	28,339	26,520
Short term lease cost	4,739	4,580
Total lease expense	154,313	139,765
Sublease revenues	(6,490)	(6,856)
Total lease cost, net of sublease revenues	147,823	132,909
Right-of-use assets obtained in exchange for new operating lease obligations	112,737	134,442
Right-of-use assets obtained in exchange for new finance lease obligations	4,321	4,965
Operating cash flows from operating leases	(112,104)	(104,570)
Operating cash flows from finance leases	(719)	(173)
Financing cash flows from finance leases	$ (2,119)	$ (1,077)
Operating leases (in years) (Year)	6 years 8 months 12 days
Finance leases (in years) (Year)	3 years 7 months 6 days
Operating leases	4.30%
Finance leases	8.40%